Securities Act Registration No. 333-102844 Investment Company Act Registration No. 811-21290

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 22	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 23	[X]

NEIMAN FUNDS (Exact Name of Registrant as Specified in Charter)

6631 Main Street
Williamsville, New York 14221	14221
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (716) 568-8566

Harvey Neiman
Neiman Funds
6631 Main Street
Williamsville, New York 14221

(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 12th day of July, 2012.

NEIMAN FUNDS

By: /s/ Harvey Neiman Harvey Neiman, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Harvey Neiman		7/12/2012
Harvey Neiman	Trustee
President

Michael Lomas*	Trustee

Daniel Neiman*	Treasurer
Chief Financial Officer
Secretary

Darla Clark *	Trustee

Suzanne Cowan Dimeff *	Trustee

Luke Fairfield *	Trustee

* By: /s/ Harvey Neiman Harvey Neiman, Attorney-In-Fact Date: July 12, 2012

NEIMAN FUNDS EXHIBIT INDEX

Index No.	Description of Exhibit
101 .INS 101 .SCH 101 .CAL 101 .DEF 101 .LAB 101 .PRE	XBRL Instance Document
XBRL Taxonomy Extension Schema Document
XBRL Taxonomy Extension Calculation Linkbase
XBRL Taxonomy Extension Definition Linkbase
XBRL Taxonomy Extension Labels Linkbase
XBRL Taxonomy Extension Presentation Linkbase